Income tax expense - Summary of deferred tax assets and liabilities that were directly charged or credited to equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OCI
Beginning balance	₩ (1,373,237)	₩ (2,517,404)
Changes	(1,174,665)	1,144,167
Ending balance	(2,547,902)	(1,373,237)
Tax effect
Beginning balance	298,784	606,652
Changes	424,679	(307,868)
Ending balance	723,463	298,784
Gain (loss) on valuation of financial assets measured at FVOCI
OCI
Beginning balance	(4,727,044)	(9,032,747)
Changes	1,614,241	4,305,703
Ending balance	(3,112,803)	(4,727,044)
Tax effect
Beginning balance	1,223,503	2,362,816
Changes	(425,218)	(1,139,313)
Ending balance	798,285	1,223,503
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk
OCI
Beginning balance	(5,278)	(7,014)
Changes	(2,288)	1,736
Ending balance	(7,566)	(5,278)
Tax effect
Beginning balance	1,393	1,859
Changes	604	(466)
Ending balance	1,997	1,393
Foreign currency translation adjustments for foreign operations
OCI
Beginning balance	(105,343)	(103,767)
Changes	401,576	(1,576)
Ending balance	296,233	(105,343)
Tax effect
Beginning balance	(13,174)	(8,516)
Changes	13,431	(4,658)
Ending balance	257	(13,174)
Gain (loss) on cash flow hedges
OCI
Beginning balance	(48,623)	(138,634)
Changes	59,756	90,011
Ending balance	11,133	(48,623)
Tax effect
Beginning balance	13,515	42,246
Changes	(21,242)	(28,731)
Ending balance	(7,727)	13,515
Equity in other comprehensive income (loss) of associates
OCI
Beginning balance	(1,321)	(11,059)
Changes	9,067	9,738
Ending balance	7,746	(1,321)
Tax effect
Beginning balance	352	2,933
Changes	(2,396)	(2,581)
Ending balance	(2,044)	352
Remeasurements of the defined benefit liability
OCI
Beginning balance	(398,538)	(126,394)
Changes	(83,464)	(272,144)
Ending balance	(482,002)	(398,538)
Tax effect
Beginning balance	106,209	34,400
Changes	21,705	71,809
Ending balance	127,914	106,209
Net finance income (expense) on insurance contract
OCI
Beginning balance	3,912,910	6,902,211
Changes	(3,173,553)	(2,989,301)
Ending balance	739,357	3,912,910
Tax effect
Beginning balance	(1,033,014)	(1,829,086)
Changes	837,795	796,072
Ending balance	₩ (195,219)	₩ (1,033,014)